Benefit Plans (Assumed long-term healthcare cost trend rate) (Details)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Postemployment Benefits [Abstract]
Healthcare cost trend rate medical	6.75%	6.75%	7.00%
Healthcare prescription drug	6.75%	6.75%	7.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%	4.50%